Other non-financial liabilities	12 Months Ended
Dec. 31, 2018
Disclosure of other non financial liabilities [Abstract]
Disclosure Of Other Non Financial Liabilities Explanatory [Text Block]
Note 26 Other non-financial liabilities

The total Other non-financial liabilities are detailed as follows:

	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Parent dividend provisioned by the board	51,730,402	25,865,201
Parent dividend provisioned according to policy	101,714,994	38,938,475
Outstanding parent dividends	684,158	709,790
Subsidiaries dividends according to policy	7,502,145	8,758,691
Total dividends payable	161,631,699	74,272,157
Income received in advance (1)	2,497,811	-
Others	426,030	26,142
Total	164,555,540	74,298,299
Current	164,555,540	74,298,299
Total	164,555,540	74,298,299
(1)	See Note 1 – General information, letter C) .